Provision for Income Taxes	12 Months Ended
Dec. 31, 2012
Provision For Income Taxes [Abstract]
PROVISION FOR INCOME TAXES
NOTE 8 – PROVISION FOR INCOME TAXES

Income taxes (benefit) consisted of the following:

	Year Ended December 31,
	2012	2011
Current:
Federal	$-	$-
State	800	800
Deferred:
Federal	(477,000)	(221,000)
State	(136,000)	(94,000)

	(613,000)	(315,000)
Valuation allowance	613,000	315,000

	-	-

	$800	$800

Income taxes are disproportionate to income due to net operating loss carryforwards, which are fully reserved. As of the balance sheet date, the Company has federal and state net operating loss carryforwards of approximately $3,500,000 each, which will begin to expire in 2032 and 2022, respectively.  The tax benefit of such net operating losses is recorded as an asset to the extent management assesses the utilization of such net operating losses to be more likely than not.  Based upon the Company’s short term historical operating performance, the Company has established a valuation allowance for any income tax benefit recorded for its net operating loss carryforwards.

The following is a summary of the significant components of the Company’s net deferred income tax assets and liabilities as of December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011
Current deferred income tax assets:
Accrued officers salaries	$8,000	$48,000
Other	11,000	8,000
Less valuation allowance	(19,000)	(56,000)

Net current deferred tax assets	$-	$-

Non-current deferred income tax assets and liabilities:
Net operating loss carryforwards	$1,398,000	$628,000
Stock based compensation	20,000	-
Other	7,000	-
Accumulated depreciation of furniture and equipment	(201,000)	(54,000)
Less valuation allowance	(1,224,000)	(574,000)

Net non-current deferred tax assets	$-	$-

The Company has applied the provision of FASB ASC 740, “Income Tax” which clarifies the accounting for uncertainty in tax positions. FASB ASC 740 requires the recognition of the impact of a tax position in the financial statements if that position is more likely than not of being sustained on a tax return upon examination by the relevant taxing authority, based on the technical merits of the position.  At December 31, 2012 and 2011, the Company had no unrecognized tax benefits.

The Company recognizes interest and penalties related to income tax matters in interest expense and operating expenses, respectively. As of December 31, 2012 and 2011, the Company has no accrued interest and penalties related to uncertain tax positions.

The Company is subject to tax in the United States (“U.S.”) and files tax returns in the U.S. Federal jurisdiction and California state jurisdiction.  The Company currently is not under examination by any tax authority.

The reconciliation between the statutory income tax rate and the effective tax rate is as follows:

Statutory federal income tax rate	(34.0)%
States taxes	(5.8)
Stock based compensation	4.7
Other	0.4
Valuation reserve for income taxes	34.7
-%